RIGHT OF USE ASSET AND LEASE LIABILITY (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Incremental borrowing rate		12.00%
Gain on lease modification	$ 786